Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 1,852	¥ 1,900,588	$ 291,278	¥ 74,995	¥ 14,031
Share-based Compensation of Founders’ Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		1,030,178		50,837	9,793
Related to Repurchase of Founders’ Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		146,294		¥ 24,158	¥ 4,238
Related to Issuances of Preferred Shares to Investors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		303,627
Related to Redesignation of Founder’s Ordinary Shares to Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		1,852
Related to Accelerated Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		138,729
Related to Vesting of Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses		¥ 279,908